PRINCIPAL ACTIVITIES AND ORGANIZATION - COMPANY'S PRINCIPAL CONSOLIDATED VIE (Details)	12 Months Ended
Dec. 31, 2022
Yunji Sharing Technology Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Mar. 05, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Yunji Preferred E-Commerce Co., Ltd.[Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Jun. 13, 2018
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Zhejiang Jishang Preferred ECommerce Co., Ltd. [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Apr. 22, 2016
Percentage of direct or indirect	100.00%
Principal activities	Procurement
Zhejiang Jixiang E-commerce Co., Ltd. ("Jixiang") [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 14, 2018
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce
Hangzhou Fengjing Network Technology Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Dec. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding
Ningbo Meishan Bonded Port Area Jichuang Taihong Venture Capital Partnership (LP) ("Jichuang Taihong") [Member]
Place of incorporation	Ningbo
Date of incorporation or acquisition	Jan. 15, 2019
Percentage of direct or indirect	99.75%
Principal activities	Investment holding
Hangzhou Heyi e-commerce Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	Aug. 05, 2020
Percentage of direct or indirect	100.00%
Principal activities	E-Commerce
Anhui Yunhe Network Technology Co., Ltd. ("Yunhe") [Member]
Place of incorporation	Hefei
Date of incorporation or acquisition	Mar. 28, 2019
Percentage of direct or indirect	100.00%
Principal activities	Customer service and Procurement
Hangzhou Jiweixiang Food Co., Ltd [Member]
Place of incorporation	Hangzhou
Date of incorporation or acquisition	May 08, 2020
Percentage of direct or indirect	100.00%
Principal activities	Distribution sales